Consolidated statement of cash flows - additional details	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Consolidated statements of cash flows - additional details	Consolidated statements of cash flows - additional details
The Consolidated Statement of Cash Flows was prepared in accordance with IAS 7, Statement of Cash Flows. The below tables provide additional detail supporting select line items in the Consolidated Statement of Cash Flows.
21.1 Depreciation, amortization, impairments and fair value adjustments

($ millions)	2020	2019	2018
Property, plant & equipment	299	275	241
Right-of-use assets	79	66	—
Intangible assets	1,245	1,084	1,397
Financial assets	5	31	(16)
Other non-current assets	(2)	—	—
Total	1,626	1,456	1,622
21.2 Change in net current assets and other operating cash flow items

($ millions)	2020	2019	2018
(Increase) in inventories	(159)	(108)	(150)
Decrease/(increase) in trade receivables	43	(115)	53
(Decrease)/increase in trade payables	(21)	84	44
Net change in other current assets	127	(26)	83
Net change in other current liabilities	(35)	117	50
Total	(45)	(48)	80
21.3 Acquisitions of businesses, net

($ millions)	2020	2019	2018
Net assets recognized as a result of business combinations	—	(418)	(286)
Payables contingent consideration	—	135	102
Other payments	—	—	(55)
Cash flows	—	(283)	(239)
Notes 4 and 22 to these Consolidated Financial Statements provide further information regarding acquisitions of businesses. All acquisitions were for cash.
21.4 Reconciliation of assets and liabilities arising from financing activities

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2020	3,218	261	280	61
Proceeds from non-current financial debts, net of issuance costs	744	—
New leases			96	11
Change in current financial debts	—	(139)
Amortization of discounts on financial debts	1	—
Payments of lease liabilities, net			—	(69)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(12)
Changes in fair values and other non-cash changes, net	4	(9)	(2)	8
Currency translation effects	37	1	10	2
Reclassification from non-current to current	(55)	55	(69)	69
December 31, 2020	3,949	169	315	70

	Financial Assets	Financial Liabilities
($ millions)	Other financial receivables from former parent	Non-current financial debts	Current financial debts	Other financial liabilities to former parent	Non-current lease liabilities	Current lease liabilities
January 1, 2019	(39)	—	47	67	89	—
Proceeds from non-current financial debts, net of issuance costs		3,724
Repayment of non-current financial debts		(509)
Proceeds from Bridge Facility, net of issuance costs			1,495
Repayment of Bridge Facility			(1,500)
Change in current financial debts			202
Impact of adoption of IFRS 16 Leases and new leases					248	54
Payments of lease liabilities, net					—	(52)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities					—	(5)
Changes in fair values and other non-cash changes, net		2	20		(2)	8
Change in other financial receivables from former parent	39
Change in other financial liabilities to former parent				(67)
Currency translation effects		1	(3)		1	—
Reclassifications from non-current to current					(56)	56
December 31, 2019	—	3,218	261	—	280	61